Income and other taxes - Schedule of Income and Other Taxes by Geography (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax [Line Items]
Income tax expense	$ 278,745	$ 243,894
Mali
Income Tax [Line Items]
Income tax expense	186,258	195,917
Philippines
Income Tax [Line Items]
Income tax expense	32,658	13,453
Namibia
Income Tax [Line Items]
Income tax expense	67,852	28,496
Other
Income Tax [Line Items]
Income tax expense	$ (8,023)	$ 6,028